Offerings	Oct. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	8.00% Series A Redeemable Preferred Stock, par value $0.01 per share
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering Note	(1)a Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (1)b Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. There is currently no public market for the shares of Series A Preferred Stock being registered hereunder. The proposed maximum aggregate offering price of the Series A Preferred Stock being registered hereunder represents the purchase price of $1,000.00 per share that was paid by the Selling Stockholders named herein in connection with the sale of the Series A Preferred Stock to the Selling Stockholders pursuant to the Purchase Agreement, dated September 29, 2023. (1)c Under Rule 457(i), there is no additional filing fee payable with respect to the shares of Class A Common Stock issuable upon conversion of the Series A Convertible Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	3,171,970
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnotes 1a and 1c above. Estimated based on the total number of shares of Class A Common Stock issuable upon the conversion of the Series A Preferred Stock at the Conversion Ratio (including shares issuable upon conversion of additional shares of Series A Preferred Stock to be issued as future PIK dividends, assuming a conversion date of September 30, 2026 with a liquidation preference of $63,439,394), subject to certain adjustments, as set forth in the Series A Certificate of Designations, dated September 29, 2023.